Shareholders' equity - Summary of Impact of Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Expense	$ 770	$ 1,363
Liability	4,561	11,444
Liabilities	4,562
Stock options
Statement Line Items [Line Items]
Expense	875	1,676
Liability	0	0
Performance share units
Statement Line Items [Line Items]
Expense	(1,355)	(1,654)
Liability	1,113	7,054
Deferred share units
Statement Line Items [Line Items]
Expense	(399)	(874)
Liability	2,363	2,936
Restricted share units
Statement Line Items [Line Items]
Expense	1,649	2,215
Liability	$ 1,086	$ 1,454